CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,908,967)	$ (16,820)	$ 10,115	$ (23,158)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment loss on mineral claims	23,500,000	0
Loss on conversion of debt	4,391,200
Shares for services	280,000
Inferred interest on related party debt	945	0	516
Gain on write-down of accounts payable			(72,328)
Amortization of deferred charges	10,474
Amortization of debt discounts	122,359	0
Loss from valuation and revaluation of convertible debt	343,753
Deferred charges incurred on debt	(37,500)	0
Increase in derivative liability	198,500
Gain on debt settlement	(96,819)
Change in related party accounts payable	17,500
Changes in accounts payable	24,476	16,820	37,107	23,158
Net cash (used in) operating activities	(153,479)		(24,590)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in Loan Receivable	(14,271)	0
Investment in Mineral Leases	(50,501)
Net cash (used in) investing activities	(64,772)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advance from related party			24,590
Repayment of advances shareholder	(24,590)	0	(516)
Repayment of convertible debt	(55,200)
Cash from issue of convertible debt	312,500
Net cash (used in) provided by financing activities	232,710		24,590
Net (Decrease) Increase in Cash	14,459
Cash at Beginning of Period
CASH AT END OF PERIOD	14,459
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCIAL ACTIVITIES:
Shares issued for services	280,000
Shares issued for debt	4,400,000
Shares issued for property	23,500,000
OTHER SUPPLEMENTAL DISCLOSURE
Taxes paid
Interest paid